EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Basic:
Net income (loss) attributable to CNH Industrial	$ 408	$ (65)
Weighted average common shares outstanding—basic (in shares)	1,354,000,000	1,350,000,000
Basic earnings (loss) per share (in usd per share)	$ 0.30	$ (0.05)
Diluted:
Net income (loss) attributable to CNH Industrial	$ 408	$ (65)
Weighted average common shares outstanding—basic (in shares)	1,354,000,000	1,350,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	4,000,000	0
Weighted average common shares outstanding—diluted (in shares)	1,358,000,000	1,350,000,000
Diluted earnings (loss) per share (in usd per share)	$ 0.30	$ (0.05)
Antidilutive securities excluded from EPS computation (in shares)	0